Financial obligations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 552,895	$ 555,351
Debt issuance costs	(3,803)	(3,119)
Non-current financial liabilities	549,092	552,232
Between 1 and 2 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	125,215	81,057
Between 2 and 5 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 427,680	$ 474,294